Rent Expenses (Tables)	12 Months Ended
Mar. 31, 2011
Rent Expenses (Tables) [Abstract]
Future minimum lease payments under non-cancelable operating leases and capital leases

	Millions of yen
	Capital	Operating lease
Year ending March 31	leases	commitments	Total
2012	¥25,474	¥3,240	¥28,714
2013	14,557	2,129	16,686
2014	7,859	1,504	9,363
2015	1,189	1,000	2,189
2016	1,117	613	1,730
Thereafter	159	1,550	1,709

Total minimum lease payments	¥50,355	¥10,036	¥60,391

Less: amounts representing interest	(1,829)

Present value of net minimum capital lease payments	¥48,526